EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share
NOTE 7  - EARNINGS PER SHARE

During the six and three-month period ended June 30, 2013 and 2012 no shares which could be issued in connection with the conversion of Series A and Series B convertible notes or exercise of options or warrants, were taken into account in the calculation of diluted earnings per share because of their anti-dilutive effect.